Summary of Significant Accounting Policies (Details) - Schedule of Class A Common Stock Subject to Redemption - IPO [Member] - USD ($)		12 Months Ended
	Mar. 04, 2021	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Gross proceeds	$ 287,500,000		$ 287,500,000
Plus:
Accretion of carrying value to redemption value		$ 2,817,507	28,713,942
Class A common stock subject to possible redemption		$ 290,317,507	287,500,000
Class A Common Stock [Member]
Less:
Class A common stock issuance costs			(15,632,692)
Warrant [Member]
Less:
Proceeds allocated to Public Warrants			$ (13,081,250)